Goodwill and Other Intangible Assets (Details 2) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
2016	$ 16,273,287
2017	16,242,150
2018	16,242,150
2019	16,242,150
2020	16,242,150
Thereafter	24,403,850
Intangible Assets Net Excluding Goodwill	$ 105,645,737	$ 121,968,648